General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expenses
Share listing expense			€ 111,109
General and Administrative Expenses
General and Administrative Expenses
Share listing expense			111,109
Professional services	€ 19,383	€ 28,851	70,380
Salaries and social security	31,742	30,187	35,395
IT and communication expense	19,457	20,374	12,391
Depreciation/amortization	2,057	1,816	1,870
Insurances	3,161	6,457	1,698
HR related expenses (training, recruitment)	492	1,466	1,617
Other administrative expenses	4,988	4,736	4,633
Total	€ 81,280	€ 93,887	€ 239,093